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                   MORGAN STANLEY HIGH YIELD SECURITIES INC.
                   c/o Morgan Stanley Dean Witter Trust FSB
                    Harborside Financial Center, Plaza Two
                        Jersey City, New Jersey 07311
                               (800) 869-6397



                                       November 7, 2001




Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


Re: Morgan Stanley High Yield Securities Inc.
    File No. 811-2932
    Rule 497(j) Filing


Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October 30, 2001.


                                       Very truly yours,
                                   /s/ LouAnne D. McInnis
                                       ------------------
                                       LouAnne D. McInnis
                                       Assistant Secretary


Enclosures
cc: Barry Fink
    Larry Greene